Consolidated Statement of Financial Position R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 11,721	$ 13,487
Short-term investments	184	771
Accounts receivable	3,914	4,993
Other financial assets	111	329
Inventories	4,377	4,061
Recoverable taxes	862	509
Others	215	253
Current assets excluding assets held for sale	21,384	24,403
Non-current assets held for sale	976
Total current assets	22,360	24,403
Non-current assets
Judicial deposits	1,220	1,268
Other financial assets	143	1,784
Recoverable taxes	935	1,091
Deferred income taxes	11,441	10,335
Others	650	651
Total non-current assets excluding investments, intangible assets and property, plant and equipment	14,389	15,129
Investments in associates and joint ventures	1,751	2,031
Intangibles	9,011	9,296
Property, plant and equipment	41,931	41,148
Total non current assets	67,082	67,604
Total assets	89,442	92,007
Current liabilities
Suppliers and contractors	3,475	3,367
Loans, borrowings and leases	1,204	1,136
Other financial liabilities	1,962	1,906
Taxes payable	2,177	952
Settlement program ("REFIS")	324	340
Liabilities related to associates and joint ventures	1,785	876
Provisions	1,045	1,664
Liabilities related to Brumadinho	1,156	1,910
De-characterization of dams	621	582
Dividends payable		1,220
Others	1,094	641
Current liabilities excluding assets held for sale	14,843	14,594
Liabilities associated with non-current assets held for sale	355
Total current liabilities	15,198	14,594
Non-current liabilities
Loans, borrowings and leases	12,578	13,891
Participative stockholders' debentures	3,419	3,413
Other financial liabilities	2,571	4,564
Settlement program ("REFIS")	1,964	2,404
Deferred income taxes	1,881	1,770
Provisions	3,419	4,113
Liabilities related to Brumadinho	2,381	2,665
De-characterization of dams and asset retirement obligations	7,482	6,229
Liabilities related to associates and joint ventures	1,327	1,198
Streaming transactions	1,779	2,005
Others	137	340
Total non current liabilities	38,938	42,592
Total liabilities	54,136	57,186
Stockholders' equity
Equity attributable to Vale's stockholders	34,472	35,744
Equity attributable to non-controlling interests	834	(923)
Total stockholders' equity	35,306	34,821
Total liabilities and stockholders' equity	$ 89,442	$ 92,007